Government Grants And Assistance	12 Months Ended
Dec. 31, 2023
Government Assistance [Abstract]
Government Grants And Assistance
15.	GOVERNMENT GRANTS AND ASSISTANCE
National Research Council – Industrial Research Assistance Program
(“NRC-IRAP”)
On October 1, 2021, the Company entered into an agreement with
NRC-IRAP
for funding support of specified research and development activities during a project phase, commencing on September 1, 2021, and ending on December 15, 2023. Under the agreement,
NRC-IRAP
would reimburse up to 80% of supported salary costs, and 50% of supported contractor fees to a maximum of $553,185. During the year ended December 31, 2023, the Company claimed $122,542 pertaining to this agreement (2022 - $277,117).
At December 31, 2023 there was $nil (2022 - $13,892) of government grants recorded in amounts receivable (Note
4
– Amounts Receivable) and collected subsequent to year end.
The following table summarizes the government grants and assistance the Company received or accrued during the years ended December 31, 2023 and 2022:

	2023	2022
NRC-IRAP	$122,542	$277,117
BioTalent Canada	—	11,398

Total	$122,542	$288,515

Government assistance of $122,542 (2022 - $288,515) relating to research and development activities has been offset against research and development expense.